Related parties - The guarantees provided between the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	₩ 17,238	₩ 73,083
Aju Capital Co., Ltd. | Unused credit line
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	0	50,000
New Lake Alliance | Unused credit line
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	700	0
BNP Paribas Cardif Life Insurance | Unused credit line
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	10,000	10,000
Neoplux Technology Valuation Investment Fund | Security underwriting commitment
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	6,000	12,000
JAEYOUNG SOLUTEC CO., LTD. | Unused credit line
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	109	600
JAEYOUNG SOLUTEC CO., LTD. | Import letter of credit
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	₩ 429	₩ 483